Submission	Apr. 09, 2026
Submission [Line Items]
Central Index Key	0000053456
Registrant Name	JERSEY CENTRAL POWER & LIGHT CO
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES